Segment Information (Schedule Of Earned Premiums By Geographic Location) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Earned premiums	$ 1,082.0	$ 1,211.6	$ 1,414.9
Bermuda [Member]
Segment Reporting Information [Line Items]
Earned premiums	101.5	98.6	87.2
United Kingdom [Member]
Segment Reporting Information [Line Items]
Earned premiums	259.3	290.1	424.0
United States [Member]
Segment Reporting Information [Line Items]
Earned premiums	$ 721.2	$ 822.9	$ 903.7